Changes in shareholders' equity (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	3 Months Ended			12 Months Ended
		May 31, 2021 shares	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balances at the beginning			¥ 1,187,406	$ 172,158	¥ 564,615	¥ 564,615		¥ (315,596)	¥ (299,757)
Profit (loss) for the period			18,072	2,629	7,210	96,082	$ 13,932	139,670	37,822
Other comprehensive loss			(2,080)	(303)	(219)	(1,918)	(279)	(8,947)
Total comprehensive income			15,992	2,326	6,991	94,164	13,653	130,723	37,822
Acquisition of non-controlling interest						(350)			(780)
Accretion to the redemption value of redeemable Class A ordinary shares	[1]							15,115	52,881
Reclassification of redeemable Class A ordinary shares upon termination of preference rights	[2]							896,508
Shares repurchase								(111,260)
Shares repurchase (in shares) | shares		(8,822,664)
Distribution to shareholders								(20,645)
Share-based compensation			141,580			163,193
Balances at the end			1,343,950	$ 195,693	¥ 571,606	1,187,406	$ 172,158	¥ 564,615	(315,596)
Cumulative effect of the adoption of ASU
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balances at the beginning			¥ (1,028)
Balances at the end						¥ (1,028)
Class A ordinary shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balances at the beginning (in shares) | shares			319,677,037	319,677,037	303,289,537	303,289,537	303,289,537
Balances at the end (in shares) | shares			319,677,037	319,677,037		319,677,037	319,677,037	303,289,537
Class B ordinary shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balances at the beginning (in shares) | shares			73,680,917	73,680,917	73,680,917	73,680,917	73,680,917
Balances at the end (in shares) | shares			73,680,917	73,680,917		73,680,917	73,680,917	73,680,917
Total (deficit)/equity attributable to shareholders of the Company
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balances at the beginning			¥ 1,197,305		¥ 579,426	¥ 579,426		¥ (306,169)	(295,339)
Profit (loss) for the period			17,875		7,824	98,099		145,054	42,051
Other comprehensive loss			(2,080)		(219)	(1,918)		(8,947)
Total comprehensive income			15,795		7,605	96,181		136,107	42,051
Acquisition of non-controlling interest						(7,279)
Accretion to the redemption value of redeemable Class A ordinary shares								15,115	52,881
Reclassification of redeemable Class A ordinary shares upon termination of preference rights	[2]							896,508
Shares repurchase								(111,260)
Distribution to shareholders								(20,645)
Share-based compensation			141,580			163,193
Balances at the end			1,353,652		587,031	1,197,305		579,426	(306,169)
Total (deficit)/equity attributable to shareholders of the Company | Cumulative effect of the adoption of ASU
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balances at the beginning			(1,028)
Balances at the end						(1,028)
Ordinary shares | Class A ordinary shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balances at the beginning			¥ 229		¥ 218	¥ 218		¥ 74	¥ 74
Balances at the beginning (in shares) | shares			319,677,037	319,677,037	303,289,537	303,289,537	303,289,537	97,909,001	97,909,001
Reclassification of Class A ordinary shares with liquidation preference upon termination of preference rights	[3]							¥ 43
Reclassification of Class A ordinary shares with liquidation preference upon termination of preference rights (in shares) | shares	[3]							60,912,400
Reclassification of redeemable Class A ordinary shares upon termination of preference rights	[2]							¥ 107
Shares repurchase								¥ (6)
Shares repurchase (in shares) | shares								(8,822,664)
Balances at the end			¥ 229		¥ 218	¥ 229		¥ 218	¥ 74
Balances at the end (in shares) | shares			319,677,037	319,677,037	303,289,537	319,677,037	319,677,037	303,289,537	97,909,001
Ordinary shares | Class B ordinary shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balances at the beginning			¥ 56		¥ 56	¥ 56		¥ 56	¥ 56
Balances at the beginning (in shares) | shares			73,680,917	73,680,917	73,680,917	73,680,917	73,680,917	73,680,917	73,680,917
Balances at the end			¥ 56		¥ 56	¥ 56		¥ 56	¥ 56
Balances at the end (in shares) | shares			73,680,917	73,680,917	73,680,917	73,680,917	73,680,917	73,680,917	73,680,917
Additional paid-in capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balances at the beginning			¥ 1,286,189		¥ 764,502	¥ 764,502
Acquisition of non-controlling interest						(7,279)
Reclassification of redeemable Class A ordinary shares upon termination of preference rights	[2]							¥ 896,401
Shares repurchase								(111,254)
Distribution to shareholders								(20,645)
Share-based compensation			141,580			163,193
Balances at the end			1,427,769		764,502	1,286,189		764,502
Accumulated deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balances at the beginning			(78,304)		(176,403)	(176,403)		(306,342)	¥ (295,512)
Profit (loss) for the period			17,875		7,824	98,099		145,054	42,051
Total comprehensive income			17,875		7,824	98,099		145,054	42,051
Accretion to the redemption value of redeemable Class A ordinary shares								15,115	52,881
Balances at the end			(61,457)		(168,579)	(78,304)		(176,403)	(306,342)
Accumulated deficit | Cumulative effect of the adoption of ASU
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balances at the beginning			(1,028)
Balances at the end						(1,028)
Accumulated other comprehensive loss
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balances at the beginning			(10,865)		(8,947)	(8,947)
Other comprehensive loss			(2,080)		(219)	(1,918)		(8,947)
Total comprehensive income			(2,080)		(219)	(1,918)		(8,947)
Balances at the end			(12,945)		(9,166)	(10,865)		(8,947)
Non-controlling interests
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balances at the beginning			(9,899)		(14,811)	(14,811)		(9,427)	(4,418)
Profit (loss) for the period			197		(614)	(2,017)		(5,384)	(4,229)
Total comprehensive income			197		(614)	(2,017)		(5,384)	(4,229)
Acquisition of non-controlling interest						6,929			(780)
Balances at the end			¥ (9,702)		¥ (15,425)	¥ (9,899)		¥ (14,811)	¥ (9,427)

[1]	Represent Series C shares of Atour Shanghai prior to Restructuring (see Note 12)
[2]	Represent Series B and C shares of Atour Shanghai prior to Restructuring (see Note 12)
[3]	Represent Series A shares of Atour Shanghai prior to Restructuring (see Note 12)